Revenue - Disclosure of Significant Revenue (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Production revenues	$ 408	$ 419
Processing fees	8	11
Other income	2	14
Oil and natural gas sales and other income	418	444
Crude oil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Production revenues	357	337
Natural gas liquids [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Production revenues	16	32
Natural gas [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Production revenues	$ 35	$ 50